PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets
Components of prepayments and other current assets as of December 31, 2023 and 2024 were as follows (RMB in millions):

	2023	2024
Prepayments and other deposits	6,919	9,531
Receivable related to financial services (Note 2)	4,193	5,662
Interest receivables	514	918
Prepaid expenses	168	170
Others	955	1,009

Total	12,749	17,290